GENERAL - Schedule of holding percentage of joint venture agreement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Jet Talk
Joint venture agreement
Holding percentage	51.00%	51.00%